Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Marketable Securities [Abstract]
Marketable securities, cost	$ 13,611	$ 9,539
Marketable securities, market value	12,020	9,803
Unrealized gain (loss) on marketable securities	(1,860)	954	$ (865)
Proceeds from sale of marketable securities	6,798	1,011
Realized gain from sale of marketable securities	$ 526	$ 102